SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net income (loss)	$ 145,601	$ (77,177)	$ (24,926,364)	$ (776,960)
Less: income allocated to participating securities	(28,816)
Net income (loss) allocated to common stockholders	$ 116,785	$ (77,177)
Weighted-average shares outstanding – basic	22,596,196	18,000,000	18,289,571	18,000,000
Earnings per share – basic	$ 0.01	$ (0.00)	$ (1.36)	$ (0.04)
Weighted-average shares outstanding – diluted	24,810,555	18,000,000	18,289,571	18,000,000
Earnings per share – diluted	$ 0.01	$ (0.00)	$ (1.36)	$ (0.04)